CONSOLIDATED BALANCE SHEETS (Parenthetical) - ¥ / shares	Dec. 31, 2024	Dec. 31, 2023
Common Class A [Member]
Common stock par or stated value per share	¥ 0.00001	¥ 0.00001
Common Stock Shares Authorized	9,250,000,000	9,250,000,000
Common Stock Shares Issued	1,551,709,362	1,538,109,009
Common Stock Shares Outstanding	1,549,404,500	1,535,297,395
Common Class B [Member]
Common stock par or stated value per share	¥ 0.00001	¥ 0.00001
Common Stock Shares Authorized	750,000,000	750,000,000
Common Stock Shares Issued	348,708,257	348,708,257
Common Stock Shares Outstanding	348,708,257	348,708,257